Financial instruments and risk management - Financial instruments (Details) (CAD)	Dec. 31, 2013		Dec. 31, 2012
Carrying Amount
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	43,295,000		49,547,000	[1]
Series 1 Debentures	75,000,000		225,000,000	[2]
Fair Value
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	39,508,000	[1]	43,906,000	[1]
Series 1 Debentures	77,813,000	[2]	200,110,000	[2]
Credit facilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding balance, long-term debt	0		62,300,000

[1]	The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.
[2]	The fair value of the Series 1 Debentures is based upon the expected discounted cash flows and the period end market price of similar financial instruments.